Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (93.6%)
Diversified REITs (3.8%)
	WP Carey Inc.	1,072,691	82,715
	VEREIT Inc.	1,400,785	70,460
	STORE Capital Corp.	1,467,385	50,375
	Broadstone Net Lease Inc.	878,917	23,371
	PS Business Parks Inc.	124,456	22,116
	Essential Properties Realty Trust Inc.	708,223	21,098
*	DigitalBridge Group Inc.	2,931,968	19,644
	Washington REIT	509,855	12,925
	American Assets Trust Inc.	309,849	11,722
	iStar Inc.	441,439	11,142
	Alexander & Baldwin Inc.	436,843	10,716
	Global Net Lease Inc.	575,052	9,212
	Empire State Realty Trust Inc. Class A	880,920	8,527
	Armada Hoffler Properties Inc.	363,611	4,985
	Gladstone Commercial Corp.	219,406	4,796
	One Liberty Properties Inc.	99,905	3,123
			366,927
Health Care REITs (7.6%)
	Welltower Inc.	2,516,620	202,336
	Ventas Inc.	2,371,679	126,576
	Healthpeak Properties Inc.	3,248,414	115,351
	Medical Properties Trust Inc.	3,545,407	75,624
	Healthcare Trust of America Inc. Class A	1,318,977	44,041
	Omega Healthcare Investors Inc.	1,418,645	41,651
	Healthcare Realty Trust Inc.	853,869	28,229
	Physicians Realty Trust	1,298,784	24,690
	Sabra Health Care REIT Inc.	1,301,580	18,417
	National Health Investors Inc.	262,561	14,120
	CareTrust REIT Inc.	583,420	12,106
	LTC Properties Inc.	237,306	7,561
	Community Healthcare Trust Inc.	139,845	6,690
	Global Medical REIT Inc.	348,208	5,773
	Diversified Healthcare Trust	1,436,429	5,229
	Universal Health Realty Income Trust	83,019	4,730
			733,124
Hotel & Resort REITs (2.4%)
*	Host Hotels & Resorts Inc.	4,255,956	71,628
*	Ryman Hospitality Properties Inc.	315,314	26,972
	Apple Hospitality REIT Inc.	1,280,710	20,120
*	Park Hotels & Resorts Inc.	1,025,475	19,002
	Pebblebrook Hotel Trust	791,957	17,787

		Shares	Market Value ($000)
*	Sunstone Hotel Investors Inc.	1,303,396	16,084
	RLJ Lodging Trust	994,088	14,335
*	Xenia Hotels & Resorts Inc.	685,995	12,211
*	DiamondRock Hospitality Co.	1,267,360	11,457
	Service Properties Trust	993,533	10,700
*	Summit Hotel Properties Inc.	639,703	6,397
*	CorePoint Lodging Inc.	246,960	4,257
*	Chatham Lodging Trust	293,146	3,720
			234,670
Industrial REITs (11.5%)
	Prologis Inc.	4,459,004	646,377
	Duke Realty Corp.	2,260,228	127,115
	Rexford Industrial Realty Inc.	808,005	54,298
	EastGroup Properties Inc.	241,233	47,711
	First Industrial Realty Trust Inc.	778,304	45,321
	STAG Industrial Inc.	962,544	41,900
	Innovative Industrial Properties Inc.	144,216	37,942
	Americold Realty Trust	1,272,188	37,491
	Terreno Realty Corp.	419,301	30,663
	Lexington Realty Trust	1,673,448	24,382
	Industrial Logistics Properties Trust	393,662	11,058
	Monmouth Real Estate Investment Corp.	562,867	10,610
			1,114,868
Office REITs (6.7%)
	Alexandria Real Estate Equities Inc.	844,626	172,422
	Boston Properties Inc.	893,707	101,561
	Kilroy Realty Corp.	631,725	42,566
	Vornado Realty Trust	980,963	41,818
	Cousins Properties Inc.	896,037	35,492
	Douglas Emmett Inc.	1,057,673	34,565
	SL Green Realty Corp.	418,042	29,292
	Highwoods Properties Inc.	627,219	28,125
	Hudson Pacific Properties Inc.	909,897	23,430
	JBG SMITH Properties	713,391	20,588
*	Equity Commonwealth	734,907	19,056
	Corporate Office Properties Trust	677,092	18,363
	Brandywine Realty Trust	1,029,905	13,646
	Piedmont Office Realty Trust Inc. Class A	747,695	13,279
	Columbia Property Trust Inc.	692,380	13,273
	Easterly Government Properties Inc. Class A	505,580	10,632
	Paramount Group Inc.	1,055,943	8,954
*	Mack-Cali Realty Corp.	437,547	7,959
	Office Properties Income Trust	291,314	7,464
	City Office REIT Inc.	261,597	4,963
	Franklin Street Properties Corp.	611,582	2,752
			650,200
Residential REITs (14.8%)
	AvalonBay Communities Inc.	841,469	199,159
	Equity Residential	2,141,609	185,035
	Invitation Homes Inc.	3,421,493	141,137
	Mid-America Apartment Communities Inc.	690,070	140,919
	Essex Property Trust Inc.	391,783	133,179
	Sun Communities Inc.	674,047	132,100
	UDR Inc.	1,789,153	99,352
	Camden Property Trust	588,777	96,029
	Equity LifeStyle Properties Inc.	1,043,958	88,225
	American Homes 4 Rent Class A	1,747,664	70,955

		Shares	Market Value ($000)
	Apartment Income REIT Corp.	945,281	50,676
	American Campus Communities Inc.	830,991	44,641
	Independence Realty Trust Inc.	615,727	14,550
	NexPoint Residential Trust Inc.	136,324	9,654
	Centerspace	79,696	8,068
	Apartment Investment & Management Co. Class A	904,570	6,857
	UMH Properties Inc.	272,346	6,520
	Preferred Apartment Communities Inc.	301,759	3,805
			1,430,861
Retail REITs (9.8%)
	Simon Property Group Inc.	1,980,228	290,262
	Realty Income Corp.	2,333,867	166,708
	Kimco Realty Corp.	3,516,913	79,482
	Regency Centers Corp.	921,466	64,880
	Federal Realty Investment Trust	421,805	50,764
	National Retail Properties Inc.	1,058,324	48,006
	Brixmor Property Group Inc.	1,789,926	41,956
	Spirit Realty Capital Inc.	692,939	33,905
	Agree Realty Corp.	386,652	27,475
	Kite Realty Group Trust	1,315,605	26,707
	Macerich Co.	1,244,810	22,519
	SITE Centers Corp.	1,017,632	16,170
	Retail Opportunity Investments Corp.	715,950	12,722
	Urban Edge Properties	705,411	12,366
	Acadia Realty Trust	520,251	11,123
[1]	Tanger Factory Outlet Centers Inc.	607,618	10,208
	Getty Realty Corp.	227,560	7,309
	RPT Realty	489,311	6,503
	NETSTREIT Corp.	237,545	5,758
	American Finance Trust Inc. Class A	656,254	5,434
	Saul Centers Inc.	85,194	3,953
	Alexander's Inc.	13,857	3,863
*,1	Seritage Growth Properties Class A	231,996	3,573
	Urstadt Biddle Properties Inc. Class A	181,238	3,560
*,2	Spirit MTA REIT	257,871	69
			955,275
Specialized REITs (37.0%)
	American Tower Corp.	2,740,694	772,794
	Crown Castle International Corp.	2,605,038	469,688
	Equinix Inc.	539,946	451,973
	Public Storage	949,215	315,310
	Digital Realty Trust Inc.	1,697,283	267,848
	SBA Communications Corp.	659,076	227,599
	Weyerhaeuser Co.	4,515,920	161,309
	Extra Space Storage Inc.	806,049	159,090
	VICI Properties Inc.	3,700,551	108,611
	Iron Mountain Inc.	1,740,336	79,429
	CubeSmart	1,214,642	66,817
	Gaming & Leisure Properties Inc.	1,332,987	64,637
	Life Storage Inc.	463,245	61,987
	CyrusOne Inc.	738,594	60,579
	Lamar Advertising Co. Class A	522,524	59,150
	CoreSite Realty Corp.	259,094	36,911
	MGM Growth Properties LLC Class A	924,537	36,408
	Rayonier Inc.	838,017	31,283
	National Storage Affiliates Trust	499,827	31,219
	EPR Properties	450,671	22,628

		Shares	Market Value ($000)
	Outfront Media Inc.	877,248	21,835
	PotlatchDeltic Corp.	404,108	21,123
	Uniti Group Inc.	1,407,115	20,136
	Four Corners Property Trust Inc.	459,156	13,316
	Safehold Inc.	96,325	7,195
	GEO Group Inc.	733,189	5,997
	Gladstone Land Corp.	168,132	3,722
	CatchMark Timber Trust Inc. Class A	293,063	2,509
			3,581,103
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,566,945)			9,067,028
Real Estate Management & Development (6.3%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	195,243	9,180
	RMR Group Inc. Class A	92,935	3,233
*	Five Point Holdings LLC Class A	354,476	2,609
			15,022
Real Estate Development (0.2%)
*	Howard Hughes Corp.	249,163	21,709
*	Forestar Group Inc.	103,204	2,020
			23,729
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	763,834	17,087
*	FRP Holdings Inc.	36,992	2,116
			19,203
Real Estate Services (5.7%)
*	CBRE Group Inc. Class A	2,023,221	210,577
*	Zillow Group Inc. Class C	976,720	101,218
*	Jones Lang LaSalle Inc.	309,263	79,861
*	Zillow Group Inc. Class A	370,009	39,118
*	Redfin Corp.	564,418	28,977
	eXp World Holdings Inc.	392,699	20,263
*	Opendoor Technologies Inc.	696,429	16,512
	Newmark Group Inc. Class A	1,023,137	15,224
*	Cushman & Wakefield plc	806,238	14,827
*	Realogy Holdings Corp.	701,800	12,155
*	Marcus & Millichap Inc.	143,038	6,737
	RE/MAX Holdings Inc. Class A	113,951	3,625
			549,094
Total Real Estate Management & Development (Cost $427,260)			607,048

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $26,577)	0.070%	265,789	26,579
Total Investments (100.2%) (Cost $7,020,782)				9,700,655
Other Assets and Liabilities—Net (-0.2%)				(19,886)
Net Assets (100%)				9,680,769
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,522,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,290,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-mini S&P 500 Index	December 2021	(32)	(7,355)	6

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust	1/31/22	GSI	7,590	(0.080)	—	(223)
Park Hotels & Resorts Inc.	1/31/22	GSI	7,648	(0.080)	—	(236)
					—	(459)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,674,007	—	69	9,674,076
Temporary Cash Investments	26,579	—	—	26,579
Total	9,700,586	—	69	9,700,655

Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
Liabilities
Swap Contracts	—	459	—	459
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.